Document and Entity Information	Jan. 29, 2020
Prospectus:
Document Type	497
Document Period End Date	Jan. 29, 2020
Registrant Name	STEWARD FUNDS, INC.
Entity Central Index Key	0000092500
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 29, 2020
Document Effective Date	Jan. 29, 2020
Prospectus Date	Aug. 01, 2019
Steward Covered Call Income Fund | Institutional Class
Prospectus:
Trading Symbol	SCJIX
Steward Covered Call Income Fund | Class R6
Prospectus:
Trading Symbol	SCJKX
Steward Covered Call Income Fund | Class C
Prospectus:
Trading Symbol	SCJCX
Steward Covered Call Income Fund | Class A
Prospectus:
Trading Symbol	SCJAX
Steward Global Equity Income Fund | Class R6
Prospectus:
Trading Symbol	SGIGX
Steward Global Equity Income Fund | Class C
Prospectus:
Trading Symbol	SGIFX
Steward Global Equity Income Fund | Institutional Class
Prospectus:
Trading Symbol	SGISX
Steward Global Equity Income Fund | Class A
Prospectus:
Trading Symbol	SGIDX
Steward International Enhanced Index Fund | Class C
Prospectus:
Trading Symbol	SNTDX
Steward International Enhanced Index Fund | Class R6
Prospectus:
Trading Symbol	SNTFX
Steward International Enhanced Index Fund | Institutional Class
Prospectus:
Trading Symbol	SNTCX
Steward International Enhanced Index Fund | Class A
Prospectus:
Trading Symbol	SNTKX
Steward Large Cap Enhanced Index Fund | Class R6
Prospectus:
Trading Symbol	SEEHX
Steward Large Cap Enhanced Index Fund | Class C
Prospectus:
Trading Symbol	SEEBX
Steward Large Cap Enhanced Index Fund | Institutional Class
Prospectus:
Trading Symbol	SEECX
Steward Large Cap Enhanced Index Fund | Class A
Prospectus:
Trading Symbol	SEEKX
Steward Select Bond Fund | Class R6
Prospectus:
Trading Symbol	SEABX
Steward Select Bond Fund | Class C
Prospectus:
Trading Symbol	SEAAX
Steward Select Bond Fund | Class A
Prospectus:
Trading Symbol	SEAKX
Steward Select Bond Fund | Institutional Class
Prospectus:
Trading Symbol	SEACX
Steward Small-Mid Cap Enhanced Index Fund | Class R6
Prospectus:
Trading Symbol	SSMOX
Steward Small-Mid Cap Enhanced Index Fund | Class C
Prospectus:
Trading Symbol	SSMEX
Steward Small-Mid Cap Enhanced Index Fund | Institutional Class
Prospectus:
Trading Symbol	SCECX
Steward Small-Mid Cap Enhanced Index Fund | Class A
Prospectus:
Trading Symbol	TRDFX